T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

September 30, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 2.1%
Entertainment 1.0%
Electronic Arts (1)	41,400	4,049
Live Nation Entertainment (1)	63,100	4,186
Take-Two Interactive Software (1)	37,800	4,738
Zynga, Class A (1)	470,100	2,736
		15,709
Interactive Media & Services 0.8%
IAC/InterActiveCorp (1)	33,500	7,302
Match Group (2)	57,400	4,101
Zillow Group, Class A (1)(2)	30,300	895
		12,298
Media 0.3%
Altice USA, Class A (1)	100,558	2,884
Interpublic Group	39,200	845
Omnicom Group	16,600	1,300
		5,029
Total Communication Services		33,036
CONSUMER DISCRETIONARY 15.4%
Auto Components 0.8%
Aptiv	146,700	12,824
		12,824
Automobiles 0.2%
Ferrari	19,120	2,946
		2,946
Distributors 0.3%
Pool	22,700	4,579
		4,579
Diversified Consumer Services 0.9%
Bright Horizons Family Solutions (1)	27,200	4,148
Grand Canyon Education (1)	38,100	3,741

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Service Corp. International	141,612	6,771
		14,660
Hotels, Restaurants & Leisure 4.4%
Aramark	52,200	2,275
Choice Hotels International (2)	32,800	2,918
Domino's Pizza	30,200	7,387
Dunkin' Brands Group	105,000	8,333
Extended Stay America	107,400	1,572
Hilton Worldwide Holdings	145,146	13,514
MGM Resorts International	152,500	4,227
Norwegian Cruise Line Holdings (1)	79,100	4,095
Papa John's International (2)	24,900	1,303
Restaurant Brands International	80,500	5,727
Royal Caribbean Cruises	41,300	4,474
Wynn Resorts	58,800	6,393
Yum China Holdings	79,500	3,612
Yum! Brands	34,000	3,857
		69,687
Household Durables 0.7%
Mohawk Industries (1)	19,800	2,456
NVR (1)	1,880	6,989
Toll Brothers	40,600	1,667
		11,112
Internet & Direct Marketing Retail 0.5%
Chewy, Class A (1)(2)	45,184	1,111
Ctrip.com International, ADR (1)	65,700	1,924
Farfetch, Class A (1)(2)	68,190	589
GrubHub (1)(2)	16,300	916
MercadoLibre (1)	5,300	2,921
Wayfair, Class A (1)(2)	10,110	1,134
		8,595
Multiline Retail 2.1%
Dollar General	112,211	17,835
Dollar Tree (1)	107,900	12,318

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Ollie's Bargain Outlet Holdings (1)(2)	50,700	2,973
		33,126
Specialty Retail 4.6%
AutoZone (1)	3,300	3,579
Burlington Stores (1)	82,862	16,558
CarMax (1)	66,200	5,826
Five Below (1)	24,700	3,115
Michaels (1)(2)	42,200	413
O'Reilly Automotive (1)	32,000	12,752
Ross Stores	74,500	8,184
Tiffany (2)	59,100	5,474
Tractor Supply	66,800	6,041
Ulta Beauty (1)	41,881	10,497
Williams-Sonoma (2)	23,400	1,591
		74,030
Textiles, Apparel & Luxury Goods 0.9%
Lululemon Athletica (1)	43,100	8,298
PVH	16,400	1,447
Tapestry	149,600	3,897
		13,642
Total Consumer Discretionary		245,201
CONSUMER STAPLES 3.3%
Beverages 0.4%
Brown-Forman, Class B	111,692	7,012
		7,012
Food & Staples Retailing 0.3%
Casey's General Stores	22,400	3,610
Sprouts Farmers Market (1)	46,000	890
		4,500
Food Products 1.5%
Conagra Brands	81,168	2,490
Hershey	44,300	6,866
Hormel Foods (2)	29,400	1,286
McCormick	53,700	8,393
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Tyson Foods, Class A	50,600	4,359
		23,394
Household Products 1.1%
Church & Dwight	123,100	9,262
Clorox	54,700	8,307
		17,569
Total Consumer Staples		52,475
ENERGY 1.5%

Oil, Gas & Consumable Fuels 1.5%
Cabot Oil & Gas	272,500	4,788
Centennial Resource Development, Class A (1)	359,985	1,625
Cimarex Energy	8,100	388
Concho Resources	47,212	3,206
Continental Resources (1)	28,800	887
Diamondback Energy	38,200	3,434
HollyFrontier	75,800	4,066
Jagged Peak Energy (1)(2)	352,400	2,558
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $118 (1)(3)(4)	39	203
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $1,703 (1)(3)(4)	458	2,382
Total Energy		23,537
FINANCIALS 7.4%
Banks 1.8%
BankUnited	45,702	1,537
Fifth Third Bancorp	70,100	1,919
First Republic Bank	98,600	9,535
Pinnacle Financial Partners	24,000	1,362
Signature Bank	28,300	3,374
SVB Financial Group (1)	24,000	5,015
Webster Financial	117,245	5,495
		28,237
Capital Markets 3.4%
Cboe Global Markets	130,600	15,007
E*TRADE Financial	78,300	3,421
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

FactSet Research Systems	7,950	1,932
Lazard, Class A	128,599	4,501
MarketAxess Holdings	14,800	4,847
Moody's	21,600	4,424
MSCI	22,200	4,834
Nasdaq	37,500	3,726
Northern Trust	30,200	2,818
TD Ameritrade Holding	138,300	6,459
Tradeweb Markets, Class A	68,508	2,533
		54,502
Consumer Finance 0.4%
Discover Financial Services	70,900	5,749
Green Dot, Class A (1)	21,700	548
		6,297
Insurance 1.8%
Assurant	57,500	7,235
Axis Capital Holdings	74,700	4,984
Fidelity National Financial	154,100	6,843
Willis Towers Watson	53,900	10,401
		29,463
Total Financials		118,499
HEALTH CARE 13.4%

Biotechnology 2.9%
Agios Pharmaceuticals (1)(2)	37,200	1,205
Alexion Pharmaceuticals (1)	31,800	3,114
Alkermes (1)	90,700	1,770
Alnylam Pharmaceuticals (1)	54,080	4,349
Argenx, ADR (1)(2)	9,117	1,039
Ascendis Pharma, ADR (1)	9,360	902
BioMarin Pharmaceutical (1)	103,411	6,970
Bluebird Bio (1)(2)	8,100	744
Blueprint Medicines (1)	12,700	933
Exelixis (1)	114,700	2,028
FibroGen (1)	17,500	647
Immunomedics (1)(2)	46,900	622
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Incyte (1)	81,600	6,057
Madrigal Pharmaceuticals (1)(2)	2,989	258
Neurocrine Biosciences (1)(2)	46,822	4,219
Sage Therapeutics (1)(2)	23,053	3,234
Sarepta Therapeutics (1)(2)	32,600	2,455
Seattle Genetics (1)	56,161	4,796
Ultragenyx Pharmaceutical (1)	17,900	766
		46,108
Health Care Equipment & Supplies 4.6%
ABIOMED (1)	22,200	3,949
Align Technology (1)	40,900	7,400
Cooper	39,500	11,732
DexCom (1)	34,300	5,119
Exact Sciences (1)(2)	66,500	6,010
Hologic (1)	173,300	8,750
ICU Medical (1)	11,228	1,792
IDEXX Laboratories (1)	37,300	10,143
Novocure (1)	20,600	1,540
Penumbra (1)(2)	14,700	1,977
STERIS	16,800	2,427
Teleflex	28,300	9,615
West Pharmaceutical Services	16,000	2,269
		72,723
Health Care Providers & Services 2.1%
Acadia Healthcare (1)(2)	68,013	2,114
Amedisys (1)	14,600	1,913
Centene (1)	195,900	8,475
DaVita (1)	33,098	1,889
Henry Schein (1)	26,000	1,651
Molina Healthcare (1)	67,224	7,376
Universal Health Services, Class B	26,800	3,986
WellCare Health Plans (1)	20,953	5,430
		32,834
Health Care Technology 0.7%
Cerner	42,200	2,877

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Veeva Systems, Class A (1)	53,600	8,184
		11,061
Life Sciences Tools & Services 2.1%
Agilent Technologies	114,900	8,805
Avantor (1)	322,752	4,744
Bruker	38,800	1,705
IQVIA Holdings (1)	29,800	4,452
Mettler-Toledo International (1)	11,000	7,748
PRA Health Sciences (1)	27,100	2,689
QIAGEN (1)	120,900	3,986
		34,129
Pharmaceuticals 1.0%
Catalent (1)	59,879	2,854
Elanco Animal Health (1)	157,462	4,187
GW Pharmaceuticals, ADR (1)(2)	7,000	805
Jazz Pharmaceuticals (1)	32,200	4,126
Nektar Therapeutics (1)(2)	22,600	412
Perrigo	59,915	3,348
		15,732
Total Health Care		212,587
INDUSTRIALS & BUSINESS SERVICES 18.3%
Aerospace & Defense 3.0%
BWX Technologies (2)	94,400	5,401
Hexcel	58,400	4,796
Huntington Ingalls Industries	23,200	4,914
L3Harris Technologies	78,640	16,408
Textron	78,700	3,853
TransDigm Group	23,000	11,975
		47,347
Air Freight & Logistics 0.4%
CH Robinson Worldwide (2)	41,300	3,501
Expeditors International of Washington	27,900	2,073
		5,574

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Airlines 1.1%
Alaska Air Group	94,000	6,102
American Airlines Group	110,400	2,977
Copa Holdings, Class A	25,700	2,538
United Airlines Holdings (1)	63,000	5,570
		17,187
Building Products 1.0%
A.O. Smith	103,900	4,957
Allegion	56,900	5,898
Fortune Brands Home & Security	87,651	4,794
		15,649
Commercial Services & Supplies 2.6%
ADT (2)	181,900	1,141
Cintas	49,100	13,164
Copart (1)	92,900	7,463
IAA (1)	89,300	3,726
KAR Auction Services (2)	138,200	3,393
Ritchie Bros Auctioneers	36,300	1,448
Rollins (2)	127,862	4,356
Waste Connections	80,175	7,376
		42,067
Construction & Engineering 0.1%
Valmont Industries	15,100	2,090
		2,090
Electrical Equipment 1.5%
AMETEK	40,937	3,759
Generac Holdings (1)	28,100	2,201
Hubbell	45,100	5,926
Rockwell Automation	38,100	6,279
Sensata Technologies Holding (1)	114,000	5,707
		23,872
Industrial Conglomerates 0.1%
Roper Technologies	4,400	1,569
		1,569
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Machinery 2.7%
Donaldson	24,300	1,265
Flowserve	28,700	1,341
Fortive	92,688	6,355
Graco	72,300	3,329
IDEX	21,075	3,454
Middleby (1)	30,300	3,542
Nordson	29,500	4,315
PACCAR	31,100	2,177
Snap-on	17,900	2,802
Toro	45,647	3,346
Wabtec (2)	60,706	4,362
Woodward	34,000	3,666
Xylem	45,100	3,591
		43,545
Marine 0.1%
Kirby (1)	11,000	904
		904
Professional Services 3.7%
CoStar Group (1)	24,900	14,771
Equifax	51,000	7,174
IHS Markit (1)	93,143	6,230
ManpowerGroup	13,500	1,137
Nielsen Holdings	106,600	2,265
Robert Half International	61,100	3,401
TransUnion	170,600	13,837
Verisk Analytics	67,000	10,595
		59,410
Road & Rail 1.4%
JB Hunt Transport Services	68,700	7,602
Kansas City Southern	50,800	6,757
Landstar System	11,200	1,261
Old Dominion Freight Line	27,900	4,742
Schneider National, Class B	97,795	2,124
		22,486
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Trading Companies & Distributors 0.6%
Fastenal	39,300	1,284
HD Supply Holdings (1)	172,576	6,760
Watsco	12,500	2,115
		10,159
Total Industrials & Business Services		291,859
INFORMATION TECHNOLOGY 32.0%

Communications Equipment 0.7%
Motorola Solutions	69,000	11,758
		11,758
Electronic Equipment, Instruments & Components 3.9%
Amphenol, Class A	157,700	15,218
CDW	95,400	11,757
Cognex	81,500	4,004
Coherent (1)(2)	16,960	2,607
Corning	206,600	5,892
FLIR Systems	16,800	884
IPG Photonics (1)	26,100	3,539
Keysight Technologies (1)	105,100	10,221
Littelfuse	23,000	4,078
Zebra Technologies, Class A (1)	15,800	3,261
		61,461
IT Services 10.3%
Black Knight (1)	127,183	7,766
Booz Allen Hamilton Holding	146,300	10,390
CoreLogic (1)	96,900	4,484
EPAM Systems (1)	14,900	2,717
Euronet Worldwide (1)	48,400	7,081
Fidelity National Information Services	68,255	9,062
Fiserv (1)	164,877	17,080
FleetCor Technologies (1)	46,700	13,393
Gartner (1)	72,500	10,367
Genpact	68,600	2,658
Global Payments	160,673	25,547

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

GoDaddy, Class A (1)	98,200	6,479
Leidos Holdings	74,700	6,415
Okta (1)	47,500	4,677
Paychex	50,000	4,138
Sabre	151,700	3,397
Shopify, Class A (1)	18,700	5,828
StoneCo, Class A (1)(2)	41,799	1,454
Twilio, Class A (1)(2)	56,533	6,216
VeriSign (1)	36,300	6,847
WEX (1)	38,700	7,820
		163,816
Semiconductors & Semiconductor Equipment 6.4%
Entegris	182,000	8,565
KLA	96,150	15,331
Lam Research	54,600	12,619
Marvell Technology Group	373,130	9,317
Maxim Integrated Products	224,900	13,024
Microchip Technology (2)	165,900	15,414
Monolithic Power Systems (2)	32,400	5,042
Skyworks Solutions	136,100	10,786
Xilinx	115,800	11,105
		101,203
Software 10.4%
2U (1)(2)	12,000	195
ANSYS (1)	17,000	3,763
Atlassian, Class A (1)	100,483	12,605
Autodesk (1)	41,200	6,085
Cadence Design Systems (1)	150,600	9,952
CDK Global	78,900	3,794
Ceridian HCM Holding (1)(2)	76,829	3,793
Coupa Software (1)	35,800	4,639
Crowdstrike Holdings, Class A (1)(2)	13,913	811
Datadog, Class A (1)(2)	27,831	944
Datadog, Class B, Acquisition Date: 5/7/19, Cost $359 (1)(3)	22,512	725
DocuSign (1)(2)	91,997	5,696
Dropbox, Class A (1)	66,524	1,342
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Dynatrace (1)(2)	97,473	1,820
Fortinet (1)	79,900	6,133
Guidewire Software (1)(2)	62,000	6,533
New Relic (1)	36,500	2,243
Palo Alto Networks (1)	50,800	10,355
Paycom Software (1)	23,800	4,986
Pluralsight, Class A (1)(2)	38,866	653
Proofpoint (1)	49,900	6,440
RealPage (1)	113,710	7,148
ServiceNow (1)	32,700	8,301
Slack Technologies, Class A (1)(2)	82,488	1,957
Splunk (1)	117,700	13,872
SS&C Technologies Holdings	166,400	8,581
Symantec	171,000	4,041
Synopsys (1)	58,100	7,974
Tyler Technologies (1)	24,694	6,482
Workday, Class A (1)	43,773	7,440
Zendesk (1)	84,500	6,158
Zoom Video Communications, Class A (1)(2)	3,254	248
		165,709
Technology Hardware, Storage & Peripherals 0.3%
Pure Storage, Class A (1)(2)	267,797	4,537
		4,537
Total Information Technology		508,484
MATERIALS 3.9%

Chemicals 1.3%
Axalta Coating Systems (1)	73,400	2,213
Celanese	44,500	5,442
CF Industries Holdings	39,000	1,919
PPG Industries	35,200	4,171
RPM International	88,373	6,081
Valvoline	61,419	1,353
		21,179
Construction Materials 0.9%
Eagle Materials	32,600	2,934
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Vulcan Materials	70,900	10,723
		13,657
Containers & Packaging 1.5%
Avery Dennison	58,800	6,678
Ball	148,700	10,827
International Paper	41,400	1,732
Sealed Air	101,546	4,215
		23,452
Metals & Mining 0.2%
Kirkland Lake Gold (2)	66,500	2,979
		2,979
Total Materials		61,267
REAL ESTATE 1.7%
Equity Real Estate Investment Trusts 1.5%
American Campus Communities, REIT	28,770	1,383
CubeSmart, REIT	83,900	2,928
Federal Realty Investment Trust, REIT	6,900	939
Iron Mountain, REIT (2)	49,000	1,587
MGM Growth Properties, Class A, REIT	116,600	3,504
SBA Communications, REIT	49,500	11,937
SL Green Realty, REIT	16,000	1,308
VEREIT, REIT	109,140	1,068
		24,654
Real Estate Management & Development 0.2%
Jones Lang LaSalle	19,800	2,754
WeWork, Class A, Acquisition Date: 5/26/15, Cost $53 (1)(3)(4)	3,707	63
		2,817
Total Real Estate		27,471
UTILITIES 0.6%
Gas Utilities 0.3%
Atmos Energy	40,100	4,567
		4,567

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Multi-Utilities 0.1%
NiSource	62,000	1,855
		1,855
Water Utilities 0.2%
American Water Works	30,369	3,773
		3,773
Total Utilities		10,195
Total Common Stocks (Cost $1,186,635)		1,584,611

CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Internet & Direct Marketing Retail 0.1%
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $516 (1) (3)(4)	12,672	1,434
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $185 (1) (3)(4)	1,981	224
Total Consumer Discretionary		1,658
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Tanium, Series G, Acquisition Date: 8/26/15,
Cost $985 (1)(3)(4)	198,465	1,725
Uipath, Series D-1, Acquisition Date: 4/26/19,
Cost $1,085 (1)(3)(4)	27,584	1,086
Uipath, Series D-2, Acquisition Date: 4/26/19,
Cost $182 (1)(3)(4)	4,632	182
Total Information Technology		2,993
REAL ESTATE 0.1%
Real Estate Management & Development 0.1%
WeWork, Series D-1, Acquisition Date: 12/9/14,
Cost $316 (1)(3)(4)	18,959	323
WeWork, Series D-2, Acquisition Date: 12/9/14,
Cost $248 (1)(3)(4)	14,896	254
WeWork, Series E, Acquisition Date: 6/23/15,
Cost $428 (1)(3)(4)	13,014	221
Total Real Estate		798
Total Convertible Preferred Stocks (Cost $3,945)		5,449
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 2.00% (5)(6)	2,227,908	2,228
Total Short-Term Investments (Cost $2,228)		2,228
SECURITIES LENDING COLLATERAL 5.3%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 5.3%
Short-Term Funds 5.3%
T. Rowe Price Short-Term Fund, 2.07% (5)(6)	8,427,312	84,273
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		84,273
Total Securities Lending Collateral (Cost $84,273)		84,273

Total Investments in Securities 105.3%
(Cost $1,277,081)		$1,676,561
Other Assets Less Liabilities (5.3)%		(84,976)
Net Assets 100.0%		$1,591,585

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $8,822 and represents 0.6% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

Affiliated Companies
($000 s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$86
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$86	+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$1,192		¤	¤ $	2,228
T. Rowe Price Short-Term
Fund	90,948		¤	¤	84,273
					$86,501	^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++					Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $86 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $86,501.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,581,238	$725	$2,648	$1,584,611
Convertible Preferred Stocks	—	—	5,449	5,449
Short-Term Investments	2,228	—	—	2,228
Securities Lending Collateral	84,273	—	—	84,273
Total	$1,667,739	$725	$8,097	$1,676,561

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $(1,854,000) for the period ended September 30,
2019. During the period, transfers out of Level 3 include securities acquired as a result of a corporate action.

($000 s)	Beginning	Gain (Loss)			Transfers	Ending
	Balance	During	Total	Total	Out of	Balance
	1/1/19	Period	Purchases	Sales	Level 3	9/30/19
Investment in Securities
Common Stocks	$3,054	$(117)	$–	$(289)	$–	$2,648
Convertible Preferred Stocks	6,380	(1,528)	1,268	–	(671)	5,449
Total Level 3	$9,434	$(1,645)	$1,268	$(289)	$(671)	$8,097